SUBSEQUENT EVENTS (Details)			1 Months Ended		12 Months Ended
	May 01, 2019	Jan. 28, 2019 $ / shares shares	Apr. 30, 2019 USD ($) Vessel t $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2019 USD ($)	Jan. 27, 2019 $ / shares shares	Dec. 11, 2018 $ / shares	Dec. 31, 2015 shares
Subsequent Event [Abstract]
Common stock, shares outstanding (in shares) | shares					7,374,159	6,198,684	2,068,684				2,256,053
Common stock, par value (in dollars per share) | $ / shares					$ 0.10	$ 0.10				$ 0.10
Stock issued during period (in shares) | shares				4,130,000		4,130,000
Common stock price (in dollars per share) | $ / shares				$ 12.50
Net proceeds					$ 4,945,000	$ 48,336,000	$ 0
Aggregate net consideration				$ 48,336,000		48,336,000
Credit facility outstanding					132,900,000
Additional equity value					15,000,000
Cash and Cash Equivalents					$ 8,446,000	$ 31,506,000
Nordic American Tankers Limited [Member]
Subsequent Event [Abstract]
Stock issued during period (in shares) | shares				800,000
Forecast [Member] | Minimum [Member]
Subsequent Event [Abstract]
Cash and Cash Equivalents			$ 12,500,000
Term Loan Facility [Member]
Subsequent Event [Abstract]
Debt instrument, maturity date					Dec. 06, 2023
Line of credit facility, repayment term					Semi-annual
Term Loan Facility [Member] | Forecast [Member]
Subsequent Event [Abstract]
Line of credit facility, installment amount			$ 7,500,000
Term Loan Facility [Member] | LIBOR [Member] | Forecast [Member]
Subsequent Event [Abstract]
Basis spread on variable rate			3.50%
DVB Credit Facility [Member]
Subsequent Event [Abstract]
Line of credit facility, repayment term					Quarterly
DVB Credit Facility [Member] | Forecast [Member]
Subsequent Event [Abstract]
Credit facility outstanding			$ 9,000,000
Line of credit facility, installment amount			$ 200,000
Credit facility, maturity date			Sep. 30, 2022
DVB Credit Facility [Member] | LIBOR [Member] | Forecast [Member]
Subsequent Event [Abstract]
Basis spread on variable rate			2.75%
Common Stock Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Abstract]
Stock issued during period (in shares) | shares			3,240,418
Common stock price (in dollars per share) | $ / shares			$ 2.78
Net proceeds			$ 9,000,000
Scorpio Offshore Holding Inc. [Member] | Forecast [Member]
Subsequent Event [Abstract]
Stock issued during period (in shares) | shares			8,126,219
Common stock price (in dollars per share) | $ / shares			$ 2.78
Aggregate net consideration			$ 22,600,000
Scorpio Ship Management S.A.M. [Member] | Forecast [Member] | Anchor Handling Tug Supply Vessels [Member]
Subsequent Event [Abstract]
Annual fee per vessel			156,000
Scorpio Ship Management S.A.M. [Member] | Forecast [Member] | Crew Boats [Member]
Subsequent Event [Abstract]
Annual fee per vessel			$ 43,800
Subsequent Event [Member]
Subsequent Event [Abstract]
Reverse stock split		0.1
Common stock, shares outstanding (in shares) | shares		7,374,034							73,741,595
Common stock, par value (in dollars per share) | $ / shares		$ 0.10							$ 0.01
Deadweight tonnage of Vessel | t			2,500
Term for excess earnings to be used to repay credit facility			36 months
Subsequent Event [Member] | Nordic American Tankers Limited [Member]
Subsequent Event [Abstract]
Notice period for expiration of management agreement	180 days
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Abstract]
Cash and cash equivalents per vessel above 2500 DWT			$ 750,000
Debt to capitalization ratio			0.60
Subsequent Event [Member] | Term Loan Facility [Member]
Subsequent Event [Abstract]
Debt instrument available amount			$ 132,900,000					$ 132,900,000
Number of PSVs collateralized | Vessel			10
Subsequent Event [Member] | DVB Credit Facility [Member]
Subsequent Event [Abstract]
Minimum liquidity amount			$ 800,000
Drydock reserve account limit			$ 3,600,000
Term in which the credit facility can be repaid			39 months
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Abstract]
Equity line of credit			$ 20,000,000
Common shares multiplier			0.94
Trailing period considered for equity line of credit			30 days
Subsequent Event [Member] | Scorpio Offshore Holding Inc. [Member]
Subsequent Event [Abstract]
Number of vessels acquired | Vessel			13
Outstanding Indebtedness			$ 9,000,000
Percentage of debt to capitalization ratio			28.00%
Subsequent Event [Member] | Scorpio Offshore Holding Inc. [Member] | Anchor Handling Tug Supply Vessels [Member]
Subsequent Event [Abstract]
Number of vessels acquired | Vessel			2
Subsequent Event [Member] | Scorpio Offshore Holding Inc. [Member] | Crew Boats [Member]
Subsequent Event [Abstract]
Number of vessels acquired | Vessel			11
Subsequent Event [Member] | Scorpio Offshore Holding Inc. [Member] | DVB Credit Facility [Member]
Subsequent Event [Abstract]
Number of vessels related to outstanding indebtedness | Vessel			2
Subsequent Event [Member] | Scorpio Commercial Management S.A.M. [Member]
Subsequent Event [Abstract]
Notice period for termination of master agreement			12 months
Notice period for sale of one or more vessels			3 months
Management fees period for sale of one or more vessels			3 months
Management fees period for sale of all vessels			12 months
Percentage of gross revenue paid as management fee			1.25%